TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS April 30, 1997

DEAR SHAREHOLDER:

During the six-month period ended April 30, 1997, the financial markets sold off rather than face further price declines in response to continuing signs of economic growth. The number of unemployment claims fell as manufacturing activity posted strong gains and reports of higher retail sales indicated that consumer spending was fueling further economic expansion. These strong economic data prompted a 0.25 percentage point tightening in monetary policy by the Federal Reserve Board in March. This, in turn, pushed intermediate-term U.S. Treasury rates up by an average of 0.50 percentage points for the period.

South of the border, the Mexican government continued to take steps to stabilize its political and financial situations. However, with renewed concerns of drug trafficking and an overall weak banking system, the volatility of Mexican financial instruments remains high.

In Canada, the political and financial situations also stabilized during the period. Publicity regarding the separatist issue in Quebec has died down and the Canadian government continues to take steps toward reducing its national deficit. Despite these positive signs, the currency risk associated with Canadian investments still remains a concern.

PERFORMANCE

For the six-month period ended April 30, 1997, TCW/DW North American Government Income Trust's net asset value decreased from $8.39 to $8.29 per share. Based on this change, the Fund's total return for the period was 1.49 percent. This return assumes the reinvestment of income distributions totaling approximately $0.22 per share. During the same time period, the Fund's benchmark, the Lehman Brothers Short (1-5) U.S. Government Index, posted a total return of 1.99 percent, while the Lipper Analytical Services, Inc. Short World Multi-Market Average registered a total return of 1.65 percent.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued

INVESTMENT SECTORS

United States

As of April 30, 1997, 100 percent of the Fund's assets were invested in the United States. The Fund's investment adviser, TCW Funds Management, Inc.
(TCW), continues to emphasize high-credit-quality mortgage-backed securities, including various types of AAA-rated collateralized mortgage obligations
(CMOs), pass-through securities and adjustable rate mortgages (ARMs) that generally have yields in excess of U.S. Treasury securities. The recent rise in interest rates reduced prepayment risk, which helped the mortgage backed sector's performance. The issuance of new CMOs is currently at a fraction of the volume generated in previous years. The Fund's portfolio managers seek to benefit from this slowdown in prepayment activity by investing a portion of the Fund in adjustable-rate mortgages, which generally perform well as prepayment expectations subside.

Mexico and Canada

The Fund remained on the sidelines with respect to investing in Mexico and Canada during the period. In general, the portfolio managers purchase securities with currency risk when currency-hedge costs decline and yield spreads widen. Similarly, when hedge costs increase or yield spreads narrow, foreign securities are sold. The adviser will continue to monitor these sectors for attractive investment opportunities relative to those in the United States.

LOOKING AHEAD

Although interest rates have risen recently, TCW remains positive on the U.S. fixed income market as a whole. Real interest rates (taking into account the effects of inflation) are still historically high. (In the past, periods of strong bond market performance have correlated with high real rates of interest). Going forward, inflation data continue to indicate an overall benign environment which should temper the severity of any future Federal Reserve actions.

Mexico and Canada have made substantial progress toward economic stabilization, but still face a number of challenges. At this time, currency and interest rate volatility are likely to continue to play major roles as these two countries confront these and other difficulties. The investment adviser will strictly evaluate these factors when weighing any decisions to invest in non-dollar-denominated securities. The Fund's net asset value will continue to fluctuate as the prices of the securities held in the portfolio respond to changes in market conditions and interest rates.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1997, continued

We appreciate your ongoing support of TCW/DW North American Government Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,




/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (49.4%)
   $9,875   Federal Home Loan Mortgage Corp. ARM ............................     7.808%  08/01/23    $10,057,036
    7,301   Federal Home Loan Mortgage Corp. ARM ............................     7.859   03/01/25      7,501,300
   21,459   Federal Home Loan Mortgage Corp. PC GOLD ........................     6.00    11/01/00-
                                                                                          12/01/00     20,694,983
    8,819   Federal Home Loan Mortgage Corp. PC GOLD ........................     7.00    02/01/98      8,833,165
    1,443   Federal National Mortgage Assoc.  ...............................     9.50    06/01/20      1,512,944
    8,580   Government National Mortgage Assoc. II ARM ......................     6.875   10/20/24-
                                                                                          12/20/24      8,789,361
   12,303   Government National Mortgage Assoc. II ARM ......................     7.00    06/20/25     12,599,465
   57,521   Government National Mortgage Assoc. II ARM ......................     7.125   06/20/22-
                                                                                          05/20/23     58,900,265
                                                                                                    --------------
            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
            (Identified Cost $128,575,785)  ............................................              128,888,519
                                                                                                    --------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (46.9%)
            U.S. GOVERNMENT AGENCIES (40.7%)
       26   Federal Home Loan Mortgage Corp. 1370 K (PAC I/O)  .............. 1,089.16    09/15/22        929,888
   10,241   Federal Home Loan Mortgage Corp. 1504 A (PAC)  ..................     7.00    07/15/22      9,851,539
    2,257   Federal Home Loan Mortgage Corp. 1508 Q  ........................     7.50 +  05/15/23      1,573,872
   11,752   Federal Home Loan Mortgage Corp. 1560 A (PAC)  ..................     6.50    02/15/23     10,965,389
   13,420   Federal Home Loan Mortgage Corp. 1606 LB  .......................     6.76 +  05/15/08     11,163,961
   10,058   Federal Home Loan Mortgage Corp. G 15 P .........................     6.50    08/25/20      9,808,374
   29,072   Federal Home Loan Mortgage Corp. G 21 M .........................     6.50    10/25/23     27,334,346
    9,653   Federal National Mortgage Assoc. 1993-163 A .....................     7.00    03/25/23      9,304,735
    9,017   Federal National Mortgage Assoc. 1993-165 SE  ...................     7.367+  09/25/23      6,308,582
   20,452   Federal National Mortgage Assoc. 1993-167 M (PAC) ...............     6.00    09/25/23     18,979,249
                                                                                                    --------------
            TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $116,589,746)  .............              106,219,935
                                                                                                    --------------
            PRIVATE ISSUES (6.2%)
    1,068   Citicorp Mortgage Securities, Inc. 1991-1 A .....................     8.50    03/25/06      1,033,850
   12,232   CountryWide Funding Corp. 1993-7 AS3 (TAC)  .....................     8.368+  11/25/23      9,082,426
    3,158   General Electric Capital Mortgage Services, Inc. 1992-11 M  .....     8.00    09/25/22      3,187,853
    3,084   Resolution Trust Corp. 1991-6 C1 ................................     9.00    09/25/28      2,957,088
                                                                                                    --------------
            TOTAL PRIVATE ISSUES (Identified Cost $20,264,904)  ........................               16,261,217
                                                                                                    --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $136,854,650)  ..              122,481,152
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE         VALUE
 -----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (3.4%)
            REPURCHASE AGREEMENT
   $8,768   The Bank of New York (dated 04/30/97; proceeds $8,769,426;
            collateralized  by $8,979,999 U.S. Treasury Bond 6.875% due
            08/15/2005 valued at  $8,943,448) (Identified Cost $8,768,086)  .   5.50%     05/01/97     $8,768,086
                                                                                                    --------------
            TOTAL INVESTMENTS (Identified Cost $274,198,521) (a)  ......................   99.7%      260,137,757
            OTHER ASSETS IN EXCESS OF LIABILITIES  .....................................    0.3           828,343
                                                                                                    --------------
            NET ASSETS  ................................................................   100.0%    $260,966,100
                                                                                                    ==============

--------------
ARM         Adjustable rate mortgage.
I/O         Interest-only securities.
PAC         Planned Amortization Class.
PC          Participation Certificate.
TAC         Targeted Amortization Class.
+           Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI
            (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,696,115 and the aggregate gross unrealized depreciation is $15,756,879, resulting in net unrealized depreciation of $14,060,764.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $274,198,521).......................................   $ 260,137,757
Receivable for:
  Interest............................................................       1,582,238
  Principal paydowns..................................................         361,815
  Shares of beneficial interest sold..................................          13,012
Deferred organizational expenses......................................          10,402
Prepaid expenses .....................................................          52,202
                                                                       ---------------
  TOTAL ASSETS........................................................     262,157,426
                                                                       ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased...........................         645,309
  Plan of distribution fee............................................         163,730
  Dividends to shareholders...........................................         116,812
  Management fee......................................................          85,140
  Investment advisory fee.............................................          56,760
Accrued expenses .....................................................         123,575
Contingencies (Note 10)...............................................         --
                                                                       ---------------
  TOTAL LIABILITIES...................................................       1,191,326
                                                                       ---------------
NET ASSETS:
Paid-in-capital.......................................................     502,721,250
Net unrealized depreciation ..........................................     (14,060,764)
Accumulated undistributed net investment income.......................         209,120
Accumulated net realized loss.........................................    (227,903,506)
                                                                       ---------------
  NET ASSETS..........................................................   $ 260,966,100
                                                                       ===============
NET ASSET VALUE PER SHARE,
 31,475,775 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................   $        8.29
                                                                       ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ........................   $10,454,272
                                         -------------
EXPENSES
Plan of distribution fee................     1,080,194
Management fee..........................       585,939
Investment advisory fee.................       390,626
Transfer agent fees and expenses .......       216,127
Professional fees ......................       100,079
Registration fees ......................        25,553
Insurance expenses......................        22,666
Shareholder reports and notices  .......        20,653
Organizational expenses ................        19,806
Trustees' fees and expenses.............        15,669
Other...................................         5,259
                                         -------------
  TOTAL EXPENSES........................     2,482,571
                                         -------------
  NET INVESTMENT INCOME ................     7,971,701
                                         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.......................       458,452
Net change in unrealized depreciation  .    (4,183,794)
                                         -------------
  NET LOSS .............................    (3,725,342)
                                         -------------
NET INCREASE............................   $ 4,246,359
                                         =============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED       ENDED
                                                        APRIL 30, 1997 OCTOBER 31, 1996
------------------------------------------------------ -------------- ----------------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  7,971,701   $  27,987,343
Net realized gain (loss)...............................       458,452     (14,716,492)
Net change in unrealized depreciation .................    (4,183,794)     13,910,483
                                                       -------------- ----------------
  NET INCREASE.........................................     4,246,359      27,181,334
Dividends from net investment income...................    (7,999,231)    (26,893,174)
Net decrease from transactions in shares of beneficial
 interest..............................................   (85,810,639)   (308,065,887)
                                                       -------------- ----------------
  NET DECREASE.........................................   (89,563,511)   (307,777,727)
NET ASSETS:
Beginning of period....................................   350,529,611     658,307,338
                                                       -------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $209,120 and $236,650, respectively).................  $260,966,100   $ 350,529,611
                                                       ============== ================

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW North American Government Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to earn a high level of income while maintaining relatively low volatility of principal. The Fund was organized as a Massachusetts business trust on February 19, 1992 and commenced operations on July 31, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts based on the respective life of the securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. DOLLAR ROLLS -- The Fund may enter into dollar rolls in which the Fund sells securities for delivery and simultaneously contracts to repurchase substantially similar securities at the current sales price on a specified future date. The difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") is amortized over the life of the dollar roll.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

approximately $200,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.39% to the portion of daily net assets not exceeding $3 billion and 0.36% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.26% to the portion of average daily net assets not exceeding $3 billion and 0.24% to the portion of average daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Distributor and Investment Manager, its affiliates or any other selected broker-dealer under the Plan:
(1) compensation to, and expenses of, account executives of DWR and others, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.75% of the Fund's average daily net assets during the month. Expenses incurred pursuant to the Plan in any fiscal year in excess of 0.75% of the Fund's average daily net assets will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended April 30, 1997, the distribution fee was accrued at the annual rate of 0.72%.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 were as follows:

U.S. Government Agencies..   $68,219,423
Private Issue CMOs .......       918,208

Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At April 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $43,000.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                     FOR THE SIX                    FOR THE YEAR
                                     MONTHS ENDED                      ENDED
                                    APRIL 30, 1997                OCTOBER 31, 1996
                           ------------------------------ ------------------------------
                                     (UNAUDITED)
                                SHARES         AMOUNT          SHARES         AMOUNT
                           -------------- --------------- -------------- ---------------
Sold ......................    1,121,058    $   9,353,171     4,379,571    $  36,607,829
Reinvestment of dividends        712,938        5,930,196     2,403,699       19,895,478
                           -------------- --------------- -------------- ---------------
                               1,833,996       15,283,367     6,783,270       56,503,307
Repurchased ...............  (12,120,354)    (101,094,006)  (44,094,721)    (364,569,194)
                           -------------- --------------- -------------- ---------------
Net decrease ..............  (10,286,358)   $ (85,810,639)  (37,311,451)   $(308,065,887)
                           ============== =============== ============== ===============

7. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Fund had a net capital loss carryover of approximately $228,362,000 which will be available through October 31 of the following years to offset future capital gains to the extent provided by regulations.

     AMOUNTS IN THOUSANDS
-----------------------------
   2002       2003      2004
--------- ---------- --------
 $53,086    $160,560  $14,716
========= ========== ========

8. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Fund securities with a market value in excess of the Fund's obligation under the contract.

9. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

10. LITIGATION

Several class action lawsuits, which have been consolidated, were instituted in 1995 in the United States District Court, in New York, against the Fund, some of its Trustees and officers, its underwriter and distributor, the Adviser, the Manager, and other defendants, by certain shareholders of the Fund. The consolidated amended complaint asserts claims under the Securities Act of 1933 and generally alleges that the defendants made inadequate and misleading disclosures in the prospectuses for the Fund, in particular as such disclosures relate to the nature and risks of the Fund's investments in mortgage-backed securities and Mexican securities. The plaintiffs also challenge certain fees paid by the Fund as excessive. Damages are sought in an unspecified amount. All defendants have moved to dismiss the consolidated amended complaint, and on May 8, 1996 the motions to dismiss were denied. The defendants moved for reargument and on August 28, 1996 the Court issued a second opinion which granted the motion to dismiss in part. The Court has also certified a plaintiff class pursuant to the Federal Rules of Civil Procedure. On December 4, 1996 the defendants filed a renewed motion to dismiss.

The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                FOR THE PERIOD
                                         FOR THE SIX        FOR THE YEAR ENDED OCTOBER 31       JULY 31, 1992*
                                         MONTHS ENDED  ---------------------------------------      THROUGH
                                        APRIL 30, 1997   1996    1995      1994       1993     OCTOBER 31, 1992
--------------------------------------- -------------- -------- -------- ---------- ---------- ----------------
                                          (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...     $ 8.39      $ 8.33   $ 8.89    $10.11     $ 9.96        $10.00
                                        -------------- -------- -------- ---------- ---------- ----------------
Net investment income...................       0.22        0.47     0.69      0.68       0.77          0.18
Net realized and unrealized gain
 (loss).................................      (0.10)       0.04    (0.59)    (1.18)      0.14         (0.05)
                                        -------------- -------- -------- ---------- ---------- ----------------
Total from investment operations .......       0.12        0.51     0.10     (0.50)      0.91          0.13
                                        -------------- -------- -------- ---------- ---------- ----------------
Less dividends and distributions from:
 Net investment income..................      (0.22)      (0.45)    --       (0.47)     (0.76)        (0.17)
 Net realized gain .....................       --          --       --       (0.02)      --            --
 Paid-in-capital........................       --          --      (0.66)    (0.23)      --            --
                                        -------------- -------- -------- ---------- ---------- ----------------
Total dividends and distributions ......      (0.22)      (0.45)   (0.66)    (0.72)     (0.76)        (0.17)
                                        -------------- -------- -------- ---------- ---------- ----------------
Net asset value, end of period..........     $ 8.29      $ 8.39   $ 8.33    $ 8.89     $10.11        $ 9.96
                                        ============== ======== ======== ========== ========== ================
TOTAL INVESTMENT RETURN+................       1.49%(1)    6.38%    1.61%    (5.06)%     9.35%         1.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................       1.65%(2)    1.64%    1.59%     1.52%      1.54%         1.80%(2)
Net investment income...................       5.31%(2)    5.71%    8.28%     6.85%      7.78%         8.36%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions .       $261        $351     $658    $1,360     $2,986          $762
Portfolio turnover rate.................       --            13%      44%       27%        77%            2%(1)

------------
 *     Commencement of operations.
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

James M. Goldberg
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospectus investors in the Fund unless preceded or accompanied by an effective prospectus.




NORTH AMERICAN

GOVERNMENT

INCOME TRUST





SEMIANNUAL REPORT
APRIL 30, 1997